Financial Instruments and Financial Risk Management - Schedule of Fair Value of Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	$ 113	$ 98
Risk management assets - non-current	51	47
Risk management liabilities - current	128	111
Risk management liabilities - non-current	165	145
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	164	145
Current portion of long-term debt	511	360
Long-term debt	7,684	7,626
Other current liabilities	43	37
Financial liabilities	8,531	8,279
Carrying Amount | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	112	94
Risk management assets - non-current	50	38
Risk management liabilities - current	113	102
Risk management liabilities - non-current	90	66
Carrying Amount | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	1	4
Risk management assets - non-current	1	9
Risk management liabilities - current	15	9
Risk management liabilities - non-current	75	79
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	164	145
Current portion of long-term debt	511	360
Long-term debt	7,898	8,451
Other current liabilities	43	37
Financial liabilities	8,745	9,104
Fair Value | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	112	94
Risk management assets - non-current	50	38
Risk management liabilities - current	113	102
Risk management liabilities - non-current	90	66
Fair Value | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	1	4
Risk management assets - non-current	1	9
Risk management liabilities - current	15	9
Risk management liabilities - non-current	75	79
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	0	0
Current portion of long-term debt	0	0
Long-term debt	0	0
Other current liabilities	0	0
Financial liabilities	0	0
Fair Value | Level 1 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0	0
Risk management assets - non-current	0	0
Risk management liabilities - current	0	0
Risk management liabilities - non-current	0	0
Fair Value | Level 1 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0	0
Risk management assets - non-current	0	0
Risk management liabilities - current	0	0
Risk management liabilities - non-current	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	95	76
Current portion of long-term debt	511	360
Long-term debt	7,898	8,451
Other current liabilities	43	37
Financial liabilities	8,521	8,942
Fair Value | Level 2 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	73	73
Risk management assets - non-current	22	2
Risk management liabilities - current	58	78
Risk management liabilities - non-current	11	15
Fair Value | Level 2 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0	1
Risk management assets - non-current	0	0
Risk management liabilities - current	0	0
Risk management liabilities - non-current	0	1
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Financial assets	69	69
Current portion of long-term debt	0	0
Long-term debt		0
Other current liabilities	0	0
Financial liabilities	224	162
Fair Value | Level 3 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	39	21
Risk management assets - non-current	28	36
Risk management liabilities - current	55	24
Risk management liabilities - non-current	79	51
Fair Value | Level 3 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	1	3
Risk management assets - non-current	1	9
Risk management liabilities - current	15	9
Risk management liabilities - non-current	$ 75	$ 78